Fees Summary	Oct. 14, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 8,821.95
Total Fee Amount	8,821.95
Total Transaction Valuation	63,880,882.15	[1]
Total Offset Amount	(0)
Net Fee	$ 0.00
Offset Table N/A	N/A

[1]	Calculated as the aggregate maximum value of Shares being purchased. The fee of $8,821.95 was paid in connection with the filing of the Schedule TO-I by iDirect Private Markets Fund (File No. 005-90074) on May 15, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.